Summary of Debt (Parenthetical) (Detail)	Dec. 31, 2012	Feb. 29, 2012
8.25% Senior Unsecured Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate	8.25%	8.25%
7.25% Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, interest rate	7.25%